Retirement And Severance Benefits (Schedule Of Weighted-Average Assumptions Used To Determine Benefit Obligation) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Retirement And Severance Benefits [Abstract]
Discount rate	2.20%	2.50%
Rate of compensation increase	1.80%	1.80%